28. Operating revenue (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SummaryOfOperatingRevenueLineItems [Line Items]
Net operating revenue	R$ 16,085,094	R$ 14,608,233	R$ 14,098,208
Metropolitan region of Sao Paulo
SummaryOfOperatingRevenueLineItems [Line Items]
Net operating revenue	10,295,509	8,636,926	7,749,694
Regional Systems
SummaryOfOperatingRevenueLineItems [Line Items]
Net operating revenue	3,958,100	3,586,820	3,372,538
Sanitation services
SummaryOfOperatingRevenueLineItems [Line Items]
Net operating revenue	R$ 14,253,609	R$ 12,223,746	R$ 11,122,232